COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Lease expire	Dec. 31, 2020
Lease expense	$ 477	$ 464	$ 316
Restricted long-term deposits	462	120
2018	477
2019	477
Expense recognized	$ 32
Percentage of gross profits related to sale of product	50.00%
Term of commercial sale of product	20 years
Percentage of reimburse out-of-pocket expense	40.00%
Long term receivables	$ 1,562
Master Clinical Trial Services Agreement [Member]
Loss Contingencies [Line Items]
Consideration for services payment	14,343
Expense recognized	1,803
Clinical Development Master Services Agreement [Member] | Agreement One [Member]
Loss Contingencies [Line Items]
Consideration for services payment	12,927
Expense recognized	6,299
Clinical Development Master Services Agreement [Member] | Agreement Two [Member]
Loss Contingencies [Line Items]
Consideration for services payment	2,099
Expense recognized	1,044
Vehicle Lease [Member]
Loss Contingencies [Line Items]
Lease expense	226	$ 187	$ 156
Operating lease agreements period		3 years
2019		$ 185
2020		136
2021		$ 28
Security deposit obligation under lease	$ 47
IIA [Member]
Loss Contingencies [Line Items]
Percentage of royalties payments shall not exceed aggregate rant received	300.00%
Grant received	$ 1,431
Accumulated royalty expense	$ 2,029
Yissum [Member]
Loss Contingencies [Line Items]
Royalties pay for net sales related to patents	1.50%
Minimum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	3.50%
Minimum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	1.50%
Maximum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	25.00%
Maximum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	8.00%